COLUMBIA FUNDS SERIES TRUST I

225 Franklin Street

Boston, MA 02110

December 18, 2019

VIA EDGAR

Mr. Mark Cowan

U.S. Securities and Exchange Commission

Division of Investment Management, Disclosure Review Office

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Series Trust I (the Registrant)

  Multi-Manager Growth Strategies Fund

  Multi-Manager International Equity Strategies Fund

  Multi-Manager Small Cap Equity Strategies Fund

  Multi-Manager Total Return Bond Strategies Fund

Post-Effective Amendment No. 368

File Nos. 002-99356 /811-04367

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 368 (Amendment). This Amendment was filed electronically on December 17, 2019.

If you have any questions, please contact either me at (212) 850-1703 or Rita Yun at (617) 385-9771.

Sincerely,

/s/ Joseph D’Alessandro
Joseph D’Alessandro
Assistant Secretary
Columbia Funds Series Trust I